Financial Instruments (Schedule of Aging of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 35,548	$ 44,137
Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	35,438	50
Past due up to 3 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	87	40,879
Past due 3 - 6 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		3,208
Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 23